Prepaid Royalties and Deferred Costs - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 Royalty Agreements USD ($)	Dec. 31, 2012 Royalty Agreements CNY	Dec. 31, 2011 Royalty Agreements CNY	Dec. 31, 2010 Royalty Agreements CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Asset impairment loss	5,125,950	$ 100,000	900,000		5,500,000